Management of financial risk - Movements in the impairment loss allowance of contract assets of implementation service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	¥ (6,396,579)
End of the year	(3,161,370)	¥ (6,396,579)
Credit risk | Trade receivable and contract asset
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	(126,168)
End of the year	(137,955)	(126,168)
Credit risk | Trade receivable and contract asset | Impairment loss allowance
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	(126,168)	(116,899)	¥ (125,318)
Additions of impairment loss, net	(30,214)	(42,101)	(18,715)
Recovery of amounts written off previously			(9,980)
Write-off	18,562	33,401	37,156
Exchange difference	(135)	(569)	(42)
End of the year	¥ (137,955)	¥ (126,168)	¥ (116,899)